Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings (Loss) Per Share
Net loss	$ (34,618)	$ (23,440)	$ (98,895)	$ (55,803)
Weighted average shares outstanding
Basic	2,897,568	2,672,502	2,739,505	2,645,194
Diluted	2,897,568	2,672,502	2,739,505	2,645,194
Basic earnings per common share	$ (11.95)	$ (8.77)	$ (36.10)	$ (21.10)
Diluted earnings per common share	$ (11.95)	$ (8.77)	$ (36.10)	$ (21.10)
Antidilutive securities excluded from computation of diluted earning per share (in shares)	157,900,000	136,400,000	152,200,000	131,500,000